STOCK-BASED COMPENSATION (Details Narrative) - $ / shares		9 Months Ended
	Jul. 27, 2022	Sep. 30, 2023
Share-Based Payment Arrangement [Abstract]
Issuance of stock option exercised	2,648,000
Options, grants in period, exercise price	$ 0.00015
Weighted average contractual term		9 years 29 days
Fair value of stock based compensation		$ 0.00005